June 29, 2023

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:                   AIM ETF Products Trust (the “Trust”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the most recent Post-effective Amendment, Nos. 20/23, which Amendment has been filed electronically, and relates to the following series of the Registrant:  AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF.

If you have any questions or comments, please contact the undersigned.

Sincerely,

AIM ETF Products Trust

By: /s/ Erik T. Nelson
     _________________________
     Erik T. Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.